Accounts Receivables, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the period/year presented	$ (1,721)	$ (6,442)
Allowance provided during the period/year	(2,008)
Reversal		4,735
Foreign currency translation adjustment	42	(14)
Balance at end of the period/year presented	$ (3,687)	$ (1,721)